Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net consisted of customer contacts acquired
	As of June 30,
	2019	2018
Customer contracts	$677,767	$348,214
Less: accumulated amortization	(249,998)	(88,155)
Intangible assets, net	$427,769	$260,059

Schedule of intangible assets
For the year ended June 30, 2019
Balance as of July 1, 2018	$260,059
Addition	337,685
Amortization	(164,351)
Foreign currency translation adjustment	(5,624)
Balance as of June 30, 2019	$427,769

Schedule of estimated future amortization expense
Year ending June 30,	Amortization expense
2020	$165,025
2021	165,025
2022	50,983
2023	46,736
Total	$427,769